Fair Value of Financial Instruments and Derivative Instruments Asset Measured at Fair Value on a Non-Recurring Basis (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of impaired vessels | vessel	0	0	4
Vessels, net	$ 944,706,000	$ 955,291,000	$ 942,876,000
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charge	$ 0	$ 0	91,293,000
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value			87,175,000
Vessels, net			178,468,000
Fair Value, Measurements, Nonrecurring | M/V Panayiota K
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charge			29,892,000
Fair Value, Measurements, Nonrecurring | M/V Panayiota K | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value			21,600,000
Fair Value, Measurements, Nonrecurring | M/V Efrossini
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charge			12,959,000
Fair Value, Measurements, Nonrecurring | M/V Efrossini | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value			21,375,000
Fair Value, Measurements, Nonrecurring | M/V Venus History
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charge			19,705,000
Fair Value, Measurements, Nonrecurring | M/V Venus History | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value			23,750,000
Fair Value, Measurements, Nonrecurring | M/V Andreas K
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charge			28,737,000
Fair Value, Measurements, Nonrecurring | M/V Andreas K | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value			$ 20,450,000